ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.5%
	AUTOMOTIVE — 1.8%
3,654,000	Tenneco, Inc.(a)		7.8750	01/15/29	$ 3,882,960

	COMMERCIAL SUPPORT SERVICES — 5.9%
8,545,000	Cimpress NV(a)		7.0000	06/15/26	8,783,661
3,949,000	RR Donnelley & Sons Co.(a)		6.1250	11/01/26	4,156,323
					12,939,984
	ENGINEERING & CONSTRUCTION — 4.6%
4,558,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)		6.0000	02/01/26	4,613,470
1,847,000	Great Lakes Dredge & Dock Corporation(a)		5.2500	06/01/29	1,888,558
3,862,000	IEA Energy Services, LLC(a)		6.6250	08/15/29	3,755,795
					10,257,823
	ENTERTAINMENT CONTENT — 1.2%
2,699,000	Lions Gate Capital Holdings, LLC(a)		5.5000	04/15/29	2,692,253

	FOOD — 11.8%
4,817,000	B&G Foods, Inc.		5.2500	09/15/27	4,875,816
11,573,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc.(a)		8.5000	12/15/22	11,828,763
8,404,000	Del Monte Foods, Inc.(a)		11.8750	05/15/25	9,286,420
					25,990,999
	FORESTRY, PAPER & WOOD PRODUCTS — 1.1%
2,540,000	Resolute Forest Products, Inc.(a)		4.8750	03/01/26	2,508,250

	HOME & OFFICE PRODUCTS — 2.2%
4,723,000	American Greetings Corporation(a)		8.7500	04/15/25	4,805,653

	HOME CONSTRUCTION — 1.6%
1,482,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,563,510
1,957,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,888,505
					3,452,015
	INTERNET MEDIA & SERVICES — 2.3%
1,900,000	Getty Images, Inc.(a)		9.7500	03/01/27	2,000,377
3,134,000	Millennium Escrow Corporation B(a)		6.6250	08/01/26	3,107,549
					5,107,926

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.5% (Continued)
	MACHINERY — 7.4%
5,168,000	Cleaver-Brooks, Inc.(a)		7.8750	03/01/23	$ 4,987,120
3,926,000	Granite US Holdings Corporation(a)		11.0000	10/01/27	4,230,265
6,706,000	Werner FinCo, L.P.(a)		8.7500	07/15/25	6,940,711
					16,158,096
	PUBLISHING & BROADCASTING — 4.1%
9,098,000	Cengage Learning, Inc.(a)		9.5000	06/15/24	9,135,483

	RETAIL - CONSUMER STAPLES — 4.0%
8,724,000	Fresh Market, Inc.(a)		9.7500	05/01/23	8,898,480

	RETAIL - DISCRETIONARY — 3.6%
1,976,000	Ambience Merger Sub, Inc.(a)		4.8750	07/15/28	1,889,550
6,338,000	Magic MergerCo, Inc.(a)		5.2500	05/01/28	6,103,049
45,285,000	Tailored Brands, Inc.(b)		7.0000	07/01/22	271,710
					8,264,309
	SOFTWARE — 1.5%
3,244,000	Veritas US, Inc.(a)		7.5000	09/01/25	3,308,880

	SPECIALTY FINANCE — 4.4%
4,735,000	Alliance Data Systems Corp.(a)		7.0000	01/15/26	4,936,238
4,560,000	PRA Group, Inc.(a)		7.3750	09/01/25	4,827,900
					9,764,138
	TECHNOLOGY HARDWARE — 4.3%
648,000	Avaya, Inc.(a)		6.1250	09/15/28	662,146
8,803,000	Diebold Nixdorf, Inc.		8.5000	04/15/24	8,780,992
					9,443,138
	TECHNOLOGY SERVICES — 2.3%
2,797,000	Austin BidCo, Inc.(a)		7.1250	12/15/28	2,838,955
2,253,000	Nielsen Finance, LLC / Nielsen Finance Company(a)		5.6250	10/01/28	2,260,435
					5,099,390
	TRANSPORTATION & LOGISTICS — 2.9%
5,814,000	Western Global Airlines, LLC(a)		10.3750	08/15/25	6,417,203

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.5% (Continued)
	WHOLESALE - CONSUMER STAPLES — 2.5%
4,125,000	United Natural Foods, Inc.(a)		6.7500	10/15/28	$ 4,384,586
1,198,000	US Foods, Inc.(a)		6.2500	04/15/25	1,238,325
					5,622,911
	TOTAL CORPORATE BONDS (Cost $177,409,337)				153,749,891

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 28.4%
	BEVERAGES — 1.9%
4,472,070	Arctic Glacier Co.(c)	US0003M + 3.50%	4.5000	03/20/24	4,194,176

	CHEMICALS — 2.9%
6,248,202	AgroFresh, Inc.(c)	US0001M + 6.25%	7.2500	12/27/24	6,254,075

	COMMERCIAL SUPPORT SERVICES — 7.8%
3,990,000	APX Group, Inc.(c)	US0001M + 3.00%	4.0000	07/01/28	3,980,025
11,932,973	Cast & Crew Payroll, LLC(c)	US0001M + 3.75%	3.8970	02/07/26	11,904,811
1,446,000	LRS Holdings, LLC(c)	US0001M + 6.25%	4.7500	08/13/28	1,446,000
					17,330,836
	FORESTRY, PAPER & WOOD PRODUCTS — 1.1%
2,507,246	Neenah, Inc.(c)	US0001M + 0.50%	3.5000	03/18/28	2,507,246

	INDUSTRIAL INTERMEDIATE PROD — 0.8%
1,832,645	Werner FinCo, L.P.(c)	US0003M + 3.50%	5.0000	07/24/24	1,832,645

	RETAIL - DISCRETIONARY — 1.5%
3,234,893	Ambience Merger Sub, Inc.(c)	US0001M + 4.25%	4.7500	06/24/28	3,225,802

	SOFTWARE — 12.2%
2,561,160	A&V Holdings Midco, LLC(c)	US0001M + 5.75%	6.3750	02/28/27	2,548,355
3,324,160	Hyland Software, Inc.(c)	US0001M + 3.50%	4.2500	07/01/24	3,322,498
12,892,000	Hyland Software, Inc.(c)	US0001M + 6.25%	7.0000	07/10/25	12,956,460

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 28.4% (Continued)
	SOFTWARE — 12.2% (Continued)
4,618,425	McAfee Enterprise Business(c)	US0003M + 5.00%	5.7500	05/03/28	$ 4,602,261
3,764,445	Veritas US, Inc.(c)	US0001M + 5.00%	6.0000	09/01/25	3,756,615
					27,186,189
	WHOLESALE - CONSUMER STAPLES — 0.2%
416,933	United Natural Foods, Inc.(c)	US0001M + 3.50%	3.6210	10/22/25	416,716

	TOTAL TERM LOANS (Cost $63,026,836)				62,947,685

	TOTAL INVESTMENTS - 97.9% (Cost $240,436,173)				$ 216,697,576
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%				4,699,156
	NET ASSETS - 100.0%				$ 221,396,732

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 139,821,373 or 63.2% of net assets.
(b)	Represents issuer in default on interest payments; non-income producing security.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.5%
	AUTOMOTIVE — 1.8%
139,000	Tenneco, Inc.(a)		5.1250	04/15/29	$ 128,736

	COMMERCIAL SUPPORT SERVICES — 5.5%
95,000	APX Group, Inc.(a)		6.7500	02/15/27	97,558
179,000	Cimpress NV(a)		7.0000	06/15/26	184,000
100,000	RR Donnelley & Sons Co.(a)		6.1250	11/01/26	105,250
					386,808
	ENGINEERING & CONSTRUCTION — 6.3%
122,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)		6.0000	02/01/26	123,485
131,000	Great Lakes Dredge & Dock Corporation(a)		5.2500	06/01/29	133,948
187,000	IEA Energy Services, LLC(a)		6.6250	08/15/29	181,857
					439,290
	ENTERTAINMENT CONTENT — 0.8%
59,000	Lions Gate Capital Holdings, LLC(a)		5.5000	04/15/29	58,853

	FOOD — 6.1%
239,000	Cooke Omega Investments, Inc.(a)		8.5000	12/15/22	244,282
165,000	Del Monte Foods, Inc.(a)		11.8750	05/15/25	182,325
					426,607
	HOME & OFFICE PRODUCTS — 1.9%
132,000	American Greetings Corporation(a)		8.7500	04/15/25	134,310

	HOME CONSTRUCTION — 3.1%
227,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	219,055

	INTERNET MEDIA & SERVICES — 4.5%
177,000	Cars.com, Inc.(a)		6.3750	11/01/28	184,079
49,000	Getty Images, Inc.(a)		9.7500	03/01/27	51,589
79,000	Millennium Escrow Corporation B(a)		6.6250	08/01/26	78,333
					314,001
	MACHINERY — 7.9%
239,000	Cleaver-Brooks, Inc.(a)		7.8750	03/01/23	230,634
124,000	Granite US Holdings Corporation(a)		11.0000	10/01/27	133,610

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.5% (Continued)
	MACHINERY — 7.9% (Continued)
183,000	Werner FinCo, L.P.(a)		8.7500	07/15/25	$ 189,405
					553,649
	PUBLISHING & BROADCASTING — 4.2%
292,000	Cengage Learning, Inc.(a)		9.5000	06/15/24	293,203

	RETAIL - CONSUMER STAPLES — 3.5%
243,000	Fresh Market, Inc.(a)		9.7500	05/01/23	247,860

	RETAIL - DISCRETIONARY — 3.8%
161,000	Magic MergerCo, Inc.(a)		5.2500	05/01/28	155,032
100,000	Magic MergerCo, Inc.(a)		7.8750	05/01/29	91,500
1,795,000	Tailored Brands, Inc.(b)		7.0000	07/01/22	10,770
					257,302
	SOFTWARE — 1.8%
121,000	Veritas US, Inc.(a)		7.5000	09/01/25	123,420

	TECHNOLOGY HARDWARE — 2.6%
184,000	Diebold Nixdorf, Inc.		8.5000	04/15/24	183,540

	TECHNOLOGY SERVICES — 2.9%
203,000	Austin BidCo, Inc.(a)		7.1250	12/15/28	206,045

	TRANSPORTATION & LOGISTICS — 1.8%
116,000	Western Global Airlines, LLC(a)		10.3750	08/15/25	128,035

	TOTAL CORPORATE BONDS (Cost $4,839,221)				4,100,714

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 36.7%
	CHEMICALS — 6.7%
468,656	AgroFresh, Inc.(c)	US0001M + 6.25%	7.2500	12/27/24	469,096

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 36.7% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.3%
392,919	Cast & Crew Payroll, LLC(c)	US0001M + 3.75%	3.5904	02/07/26	$ 391,992
54,000	LRS Holdings, LLC(c)	US0001M + 6.25%	4.7500	08/13/28	54,000
					445,992
	INDUSTRIAL INTERMEDIATE PROD — 2.2%
151,811	Werner FinCo, L.P.(c)	US0003M + 3.50%	5.0000	07/24/24	151,811

	RETAIL - DISCRETIONARY — 3.7%
256,358	Ambience Merger Sub, Inc.(c)	US0003M + 4.25%	4.7500	06/24/28	255,637

	SOFTWARE — 17.8%
309,557	A&V Holdings Midco, LLC(c)	US0001M + 5.75%	6.3750	02/28/27	308,009
382,800	Hyland Software, Inc.(c)	US0001M + 6.25%	7.0000	07/10/25	384,715
369,075	Magenta Buyer, LLC(c)	US0003M + 5.00%	5.7500	05/03/28	367,783
185,655	Veritas US, Inc.(c)	US0001M + 5.00%	6.0000	09/01/25	185,269
					1,245,776
	TOTAL TERM LOANS (Cost $2,517,594)				2,568,312

	TOTAL INVESTMENTS - 95.2% (Cost $7,356,815)				$ 6,669,026
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.8%				334,494
	NET ASSETS - 100.0%				$ 7,003,520

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 3,906,404 or 55.8% of net assets.
(b)	Represents issuer in default on interest payments; non-income producing security.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.